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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number      811-08355
                                  ----------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    6200 The Corners Parkway            Norcross, Georgia          30092
--------------------------------------------------------------------------------
     (Address of principal executive offices)                    (Zip code)

                                Jill W. Maggiore

 Wells Asset Management, Inc.  6200 The Corners Parkway  Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (770) 449-7800
                                                     ------------------

Date of fiscal year end:        December 31, 2004
                         ------------------------------

Date of reporting period:       September 30, 2004
                          -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%                                 SHARES          VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL - 17.0%
AMLI Residential Properties Trust                     30,760        $  939,718
Apartment Investment & Management Co. - Class A      114,650         3,987,527
Archstone-Smith Trust                                237,626         7,518,486
Associated Estates Realty Corp.                       23,840           238,161
Avalonbay Communities, Inc.                           87,174         5,249,618
BRE Properties, Inc. - Class A                        60,890         2,335,132
Camden Property Trust                                 48,405         2,236,311
Cornerstone Realty Income Trust, Inc.                 68,020           663,875
Equity Residential Properties Trust                  340,490        10,555,190
Essex Property Trust, Inc.                            27,820         1,998,867
Gables Residential Trust                              35,530         1,213,350
Home Properties of New York, Inc.                     40,120         1,587,147
Manufactured Home Communities, Inc.                   27,740           922,078
Mid-America Apartment Communities, Inc.               24,740           963,623
Post Properties, Inc.                                 48,390         1,446,861
Summit Properties, Inc.                               38,190         1,033,040
Sun Communities, Inc.                                 23,080           904,505
Town & Country Trust                                  21,140           538,013
United Dominion Realty Trust, Inc.                   155,250         3,078,608
                                                                 ---------------
                                                                    47,410,110
                                                                 ---------------
DIVERSIFIED - 9.2%
Colonial Properties Trust                             32,940         1,324,847
Correctional Properties Trust                         13,330           363,909
Cousins Properties, Inc.                              59,600         2,044,876
Crescent Real Estate Equities Co.                    120,660         1,899,188
iStar Financial, Inc.                                134,430         5,542,549
Lexington Corporate Properties Trust                  58,570         1,271,554
Pennsylvania Real Estate Investment Trust             43,650         1,687,509
Vornado Realty Trust                                 152,770         9,575,624
Washington Real Estate Investment Trust               50,700         1,536,210
                                                                 ---------------
                                                                    25,246,266
                                                                 ---------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)(Continued)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6% (Continued)                     SHARES           VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 4.0%
Health Care Property Investors, Inc.                 160,776       $ 4,180,176
Healthcare Realty Trust, Inc.                         57,573         2,247,649
Health Care REIT, Inc.                                62,540         2,201,408
National Health Investors, Inc.                       33,370           949,043
Nationwide Health Properties, Inc.                    80,710         1,674,733
                                                                 ---------------
                                                                    11,253,009
                                                                 ---------------
HOTEL - 2.6%
Equity Inns, Inc.                                     55,170           545,080
FelCor Lodging Trust, Inc.                            72,120           815,677
Hospitality Properties Trust                          81,560         3,465,484
Innkeepers USA Trust                                  45,710           568,632
LaSalle Hotel Properties                              33,870           934,812
MeriStar Hospitality Corp.                           105,780           576,501
Winston Hotels, Inc.                                  31,980           342,186
                                                                 ---------------
                                                                     7,248,372
                                                                 ---------------
INDUSTRIAL/OFFICE - 27.7%
Alexandria Real Estate Equities, Inc.                 23,540         1,547,049
AMB Property Corp.                                   100,330         3,714,216
Arden Realty, Inc.                                    79,520         2,590,762
Bedford Properties Investors, Inc.                    19,740           598,912
Boston Properties, Inc.                              130,550         7,231,164
Brandywine Realty Trust                               55,990         1,594,595
CarrAmerica Realty Corp.                              65,970         2,157,219
Catellus Development Corp.                           125,050         3,315,075
CenterPoint Properties Corp.                          57,210         2,493,212
Corporate Office Properties Trust                     41,640         1,066,817
CRT Properties, Inc.                                  32,590           699,055
Duke Realty Corp.                                    172,570         5,729,324
EastGroup Properties, Inc.                            25,500           846,600
Equity Office Properties Trust                       489,425        13,336,831
First Industrial Realty Trust, Inc.                   50,040         1,846,476
Glenborough Realty Trust, Inc.                        38,750           804,837
Highwoods Properties, Inc.                            65,100         1,602,111
HRPT Properties, Inc.                                215,200         2,365,048
Kilroy Realty Corp.                                   34,490         1,311,655
Liberty Property Trust                               103,150         4,109,496

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)(Continued)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6% (Continued)                     SHARES           VALUE
--------------------------------------------------------------------------------
INDUSTRIAL/OFFICE - 27.7% (Continued)
Mack-Cali Realty Corp.                                73,560       $ 3,258,708
Parkway Properties, Inc.                              13,470           625,682
Prentiss Properties Trust                             54,280         1,954,080
ProLogis Trust                                       220,490         7,770,068
PS Business Parks, Inc.                               26,480         1,055,228
Reckson Associates Realty Corp.                       81,910         2,354,913
SL Green Realty Corp.                                 46,980         2,434,034
                                                                 ---------------
                                                                    78,413,167
                                                                 ---------------
MORTGAGE - 1.0%
Thornburg Mortgage, Inc.                              99,480         2,885,915
                                                                 ---------------

RETAIL CENTERS - 28.7%
CBL & Associates Properties, Inc.                     37,390         2,278,921
Chelsea Property Group, Inc.                          53,590         3,595,889
Commercial Net Lease Realty                           62,860         1,145,309
Developers Diversified Realty Corp.                  106,392         4,165,247
Federal Realty Investment Trust                       62,760         2,761,440
General Growth Properties, Inc.                      265,030         8,215,930
Glimcher Realty Trust                                 43,150         1,048,545
Heritage Property Investment Trust                    56,730         1,654,814
Kimco Realty Corp.                                   134,925         6,921,652
Kramont Realty Trust                                  29,280           544,608
Macerich Co. (The)                                    71,540         3,812,367
Mills Corp.                                           65,580         3,401,635
New Plan Excel Realty Trust                          122,790         3,069,750
Pan Pacific Retail Properties, Inc.                   49,030         2,652,523
Ramco-Gershenson Properties Trust                     20,420           552,974
Realty Income Corp.                                   48,100         2,165,943
Regency Centers Corp.                                 73,840         3,432,822
Rouse Co. (The)                                      124,800         8,346,624
Saul Centers, Inc.                                    19,680           647,078
Simon Property Group, Inc.                           252,650        13,549,620
Tanger Factory Outlet Centers, Inc.                   16,570           742,005
Taubman Centers, Inc.                                 59,070         1,525,778
Urstadt Biddle Properties - Class A                   31,184           475,244
U.S. Restaurant Properties, Inc.                      27,380           462,448
Weingarten Realty Investors                          103,915         3,430,234
                                                                 ---------------
                                                                    80,599,400
                                                                 ---------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6% (Continued)                     SHARES           VALUE
--------------------------------------------------------------------------------
SELF STORAGE - 3.8%
Public Storage, Inc.                                 156,144       $ 7,736,935
Shurgard Storage Centers, Inc. - Class A              55,810         2,165,428
Sovran Self Storage, Inc.                             18,230           714,251
                                                                 ---------------
                                                                    10,616,614
                                                                 ---------------
SPECIALTY - 4.6%
Capital Automotive REIT                               44,370         1,387,450
Entertainment Properties Trust                        29,790         1,126,062
Plum Creek Timber Co., Inc.                          222,500         7,794,175
Rayonier, Inc.                                        60,200         2,723,448
                                                                 ---------------
                                                                    13,031,135
                                                                 ---------------

TOTAL COMMON STOCKS (Cost $227,858,191)                           $276,703,988
                                                                 ---------------

--------------------------------------------------------------------------------
CASH EQUIVALENTS - 1.0%                               SHARES           VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund - Class A
Cost ($2,549,577)                                  2,549,577       $ 2,549,577
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.6% (Cost $230,407,768)          $ 279,253,565

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                         1,251,376
                                                                 ---------------

NET ASSETS - 100.0%                                              $ 280,504,941
                                                                 ===============

See accompanying notes to Portfolio of Investments.

WELLS S&P REIT INDEX FUND
NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


1.   SECURITIES VALUATION

The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.


2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2004:


     Cost of portfolio investments                      $  231,681,862
                                                        ===============

     Gross unrealized appreciation                      $   50,922,538
     Gross unrealized depreciation                          (3,350,835)
                                                        ---------------

     Net unrealized appreciation                        $   47,571,703
                                                        ===============


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Wells Family of Real Estate Funds
             -----------------------------------------------------



By (Signature and Title)*    /s/ Leo F. Wells III
                           ---------------------------------------
                           Leo F. Wells III, President


Date          November 18, 2004
      ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Leo F. Wells III
                           ---------------------------------------
                           Leo F. Wells III, President


Date          November 18, 2004
      ----------------------------------





By (Signature and Title)*   /s/ Mark J. Seger
                           ---------------------------------------
                           Mark J. Seger, Treasurer


Date          November 18, 2004
      ----------------------------------




* Print the name and title of each signing officer under his or her signature.